Label	Element	Value
Property, plant and equipment [member] | Petrojarl Varg [Member] | Level 3 of fair value hierarchy [member] | FPSO Segment [Member]
Additional Impairment Loss Recognized If Discount Rate Applied To Cash Flow Projections Were Changed By Five Percent	too_AdditionalImpairmentLossRecognizedIfDiscountRateAppliedToCashFlowProjectionsWereChangedByFivePercent	$ 7,100,000
Additional Impairment Loss Recognized If Discount Rate Applied To Cash Flow Projections Were Changed By Five Percent	too_AdditionalImpairmentLossRecognizedIfDiscountRateAppliedToCashFlowProjectionsWereChangedByFivePercent	$ 1,000,000.0
Property, plant and equipment [member] | Petrojarl Varg [Member] | Level 3 of fair value hierarchy [member] | FPSO Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	13
Property, plant and equipment [member] | Petrojarl Varg [Member] | Level 3 of fair value hierarchy [member] | FPSO Segment [Member] | Discount rate, measurement input [member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	10.00
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	10.13
Property, plant and equipment [member] | Petrojarl Varg [Member] | Level 3 of fair value hierarchy [member] | Top of range [member] | FPSO Segment [Member] | Growth Rate, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0250
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0250
Property, plant and equipment [member] | Petrojarl Varg [Member] | Level 3 of fair value hierarchy [member] | Top of range [member] | FPSO Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	9.8
Property, plant and equipment [member] | Petrojarl Varg [Member] | Level 3 of fair value hierarchy [member] | Bottom of range [member] | FPSO Segment [Member] | Growth Rate, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0100
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0100
Property, plant and equipment [member] | Petrojarl Varg [Member] | Level 3 of fair value hierarchy [member] | Bottom of range [member] | FPSO Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	1.3
Property, plant and equipment [member] | Randgrid [Member] | Level 3 of fair value hierarchy [member] | FSO Segment [Member]
Additional Impairment Loss Recognized If Discount Rate Applied To Cash Flow Projections Were Changed By Five Percent	too_AdditionalImpairmentLossRecognizedIfDiscountRateAppliedToCashFlowProjectionsWereChangedByFivePercent	$ 2,000,000.0
Property, plant and equipment [member] | Randgrid [Member] | Level 3 of fair value hierarchy [member] | FSO Segment [Member] | Discount rate, measurement input [member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	8.86
Property, plant and equipment [member] | Randgrid [Member] | Level 3 of fair value hierarchy [member] | Top of range [member] | FSO Segment [Member] | Growth Rate, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0350
Property, plant and equipment [member] | Randgrid [Member] | Level 3 of fair value hierarchy [member] | Top of range [member] | FSO Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	11,800,000
Property, plant and equipment [member] | Randgrid [Member] | Level 3 of fair value hierarchy [member] | Bottom of range [member] | FSO Segment [Member] | Growth Rate, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0200
Property, plant and equipment [member] | Randgrid [Member] | Level 3 of fair value hierarchy [member] | Bottom of range [member] | FSO Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	2,800,000
Property, plant and equipment [member] | Arendal Spirit [Member] | Level 3 of fair value hierarchy [member] | UMS Segment [Member]
Additional Impairment Loss Recognized If Discount Rate Applied To Cash Flow Projections Were Changed By Five Percent	too_AdditionalImpairmentLossRecognizedIfDiscountRateAppliedToCashFlowProjectionsWereChangedByFivePercent	$ 2,300,000
Additional Impairment Loss Recognized If Discount Rate Applied To Cash Flow Projections Were Changed By Five Percent	too_AdditionalImpairmentLossRecognizedIfDiscountRateAppliedToCashFlowProjectionsWereChangedByFivePercent	$ 4,700,000
Property, plant and equipment [member] | Arendal Spirit [Member] | Level 3 of fair value hierarchy [member] | UMS Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	25.6
Property, plant and equipment [member] | Arendal Spirit [Member] | Level 3 of fair value hierarchy [member] | UMS Segment [Member] | Discount rate, measurement input [member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	11.00
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	9.60
Property, plant and equipment [member] | Arendal Spirit [Member] | Level 3 of fair value hierarchy [member] | Top of range [member] | UMS Segment [Member] | Growth Rate, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0250
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0250
Property, plant and equipment [member] | Arendal Spirit [Member] | Level 3 of fair value hierarchy [member] | Top of range [member] | UMS Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	25.1
Property, plant and equipment [member] | Arendal Spirit [Member] | Level 3 of fair value hierarchy [member] | Bottom of range [member] | UMS Segment [Member] | Growth Rate, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0160
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0160
Property, plant and equipment [member] | Arendal Spirit [Member] | Level 3 of fair value hierarchy [member] | Bottom of range [member] | UMS Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	1.2
Property, plant and equipment [member] | ALP Winger [Member] | Level 3 of fair value hierarchy [member] | Towage Segment [Member]
Additional Impairment Loss Recognized If Discount Rate Applied To Cash Flow Projections Were Changed By Five Percent	too_AdditionalImpairmentLossRecognizedIfDiscountRateAppliedToCashFlowProjectionsWereChangedByFivePercent	$ 200,000
Property, plant and equipment [member] | ALP Winger [Member] | Level 3 of fair value hierarchy [member] | Towage Segment [Member] | Growth Rate, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0300
Property, plant and equipment [member] | ALP Winger [Member] | Level 3 of fair value hierarchy [member] | Towage Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	12
Property, plant and equipment [member] | ALP Winger [Member] | Level 3 of fair value hierarchy [member] | Towage Segment [Member] | Discount rate, measurement input [member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	10.50
Property, plant and equipment [member] | Voyageur Spirit [Member] | Level 3 of fair value hierarchy [member] | FPSO Segment [Member]
Additional Impairment Loss Recognized If Discount Rate Applied To Cash Flow Projections Were Changed By Five Percent	too_AdditionalImpairmentLossRecognizedIfDiscountRateAppliedToCashFlowProjectionsWereChangedByFivePercent	$ 4,300,000
Additional Impairment Loss Recognized If Discount Rate Applied To Cash Flow Projections Were Changed By Five Percent	too_AdditionalImpairmentLossRecognizedIfDiscountRateAppliedToCashFlowProjectionsWereChangedByFivePercent	$ 1,000,000.0
Property, plant and equipment [member] | Voyageur Spirit [Member] | Level 3 of fair value hierarchy [member] | FPSO Segment [Member] | Growth Rate, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0300
Property, plant and equipment [member] | Voyageur Spirit [Member] | Level 3 of fair value hierarchy [member] | FPSO Segment [Member] | Discount rate, measurement input [member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	9.60
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	9.01
Property, plant and equipment [member] | Voyageur Spirit [Member] | Level 3 of fair value hierarchy [member] | Top of range [member] | FPSO Segment [Member] | Growth Rate, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0300
Property, plant and equipment [member] | Voyageur Spirit [Member] | Level 3 of fair value hierarchy [member] | Top of range [member] | FPSO Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	13
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	19.8
Property, plant and equipment [member] | Voyageur Spirit [Member] | Level 3 of fair value hierarchy [member] | Bottom of range [member] | FPSO Segment [Member] | Growth Rate, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0250
Property, plant and equipment [member] | Voyageur Spirit [Member] | Level 3 of fair value hierarchy [member] | Bottom of range [member] | FPSO Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	2
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	15.8
Property, plant and equipment [member] | ALP Ippon [Member] | Level 3 of fair value hierarchy [member] | Towage Segment [Member]
Additional Impairment Loss Recognized If Discount Rate Applied To Cash Flow Projections Were Changed By Five Percent	too_AdditionalImpairmentLossRecognizedIfDiscountRateAppliedToCashFlowProjectionsWereChangedByFivePercent	$ 200,000
Property, plant and equipment [member] | ALP Ippon [Member] | Level 3 of fair value hierarchy [member] | Towage Segment [Member] | Growth Rate, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0300
Property, plant and equipment [member] | ALP Ippon [Member] | Level 3 of fair value hierarchy [member] | Towage Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	12
Property, plant and equipment [member] | ALP Ippon [Member] | Level 3 of fair value hierarchy [member] | Towage Segment [Member] | Discount rate, measurement input [member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	10.50
Property, plant and equipment [member] | Cidade de Itajai [Member] | Level 3 of fair value hierarchy [member] | FPSO Segment [Member]
Additional Impairment Loss Recognized If Discount Rate Applied To Cash Flow Projections Were Changed By Five Percent	too_AdditionalImpairmentLossRecognizedIfDiscountRateAppliedToCashFlowProjectionsWereChangedByFivePercent	$ 2,000,000.0
Property, plant and equipment [member] | Cidade de Itajai [Member] | Level 3 of fair value hierarchy [member] | FPSO Segment [Member] | Discount rate, measurement input [member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0901
Property, plant and equipment [member] | Cidade de Itajai [Member] | Level 3 of fair value hierarchy [member] | Top of range [member] | FPSO Segment [Member] | Growth Rate, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.1450
Property, plant and equipment [member] | Cidade de Itajai [Member] | Level 3 of fair value hierarchy [member] | Top of range [member] | FPSO Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	11.1
Property, plant and equipment [member] | Cidade de Itajai [Member] | Level 3 of fair value hierarchy [member] | Bottom of range [member] | FPSO Segment [Member] | Growth Rate, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0150
Property, plant and equipment [member] | Cidade de Itajai [Member] | Level 3 of fair value hierarchy [member] | Bottom of range [member] | FPSO Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	6.1
Property, plant and equipment [member] | Petrojarl I [Member] | Level 3 of fair value hierarchy [member] | FPSO Segment [Member]
Additional Impairment Loss Recognized If Discount Rate Applied To Cash Flow Projections Were Changed By Five Percent	too_AdditionalImpairmentLossRecognizedIfDiscountRateAppliedToCashFlowProjectionsWereChangedByFivePercent	$ 1,200,000
Property, plant and equipment [member] | Petrojarl I [Member] | Level 3 of fair value hierarchy [member] | FPSO Segment [Member] | Growth Rate, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0300
Property, plant and equipment [member] | Petrojarl I [Member] | Level 3 of fair value hierarchy [member] | FPSO Segment [Member] | Discount rate, measurement input [member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	10.13
Property, plant and equipment [member] | Petrojarl I [Member] | Level 3 of fair value hierarchy [member] | Top of range [member] | FPSO Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	5.1
Property, plant and equipment [member] | Petrojarl I [Member] | Level 3 of fair value hierarchy [member] | Bottom of range [member] | FPSO Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	3.1
Property, plant and equipment [member] | ALP Ace [Member] | Level 3 of fair value hierarchy [member] | Towage Segment [Member]
Additional Impairment Loss Recognized If Discount Rate Applied To Cash Flow Projections Were Changed By Five Percent	too_AdditionalImpairmentLossRecognizedIfDiscountRateAppliedToCashFlowProjectionsWereChangedByFivePercent	$ 200,000
Property, plant and equipment [member] | ALP Ace [Member] | Level 3 of fair value hierarchy [member] | Towage Segment [Member] | Growth Rate, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0300
Property, plant and equipment [member] | ALP Ace [Member] | Level 3 of fair value hierarchy [member] | Towage Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	11.3
Property, plant and equipment [member] | ALP Ace [Member] | Level 3 of fair value hierarchy [member] | Towage Segment [Member] | Discount rate, measurement input [member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	10.50
Property, plant and equipment [member] | Navion Stavanger [Member] | Level 3 of fair value hierarchy [member] | Shuttle Tanker Segment [Member]
Additional Impairment Loss Recognized If Discount Rate Applied To Cash Flow Projections Were Changed By Five Percent	too_AdditionalImpairmentLossRecognizedIfDiscountRateAppliedToCashFlowProjectionsWereChangedByFivePercent	$ 200,000
Property, plant and equipment [member] | Navion Stavanger [Member] | Level 3 of fair value hierarchy [member] | Shuttle Tanker Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	3.3
Property, plant and equipment [member] | Navion Stavanger [Member] | Level 3 of fair value hierarchy [member] | Shuttle Tanker Segment [Member] | Discount rate, measurement input [member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	8.25
Property, plant and equipment [member] | Navion Stavanger [Member] | Level 3 of fair value hierarchy [member] | Top of range [member] | Shuttle Tanker Segment [Member] | Growth Rate, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0350
Property, plant and equipment [member] | Navion Stavanger [Member] | Level 3 of fair value hierarchy [member] | Bottom of range [member] | Shuttle Tanker Segment [Member] | Growth Rate, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0260
Property, plant and equipment [member] | Navion Gothenburg [Member] | Level 3 of fair value hierarchy [member] | Shuttle Tanker Segment [Member]
Additional Impairment Loss Recognized If Discount Rate Applied To Cash Flow Projections Were Changed By Five Percent	too_AdditionalImpairmentLossRecognizedIfDiscountRateAppliedToCashFlowProjectionsWereChangedByFivePercent	$ 400,000
Additional Impairment Loss Recognized If Discount Rate Applied To Cash Flow Projections Were Changed By Five Percent	too_AdditionalImpairmentLossRecognizedIfDiscountRateAppliedToCashFlowProjectionsWereChangedByFivePercent	$ 700,000
Property, plant and equipment [member] | Navion Gothenburg [Member] | Level 3 of fair value hierarchy [member] | Shuttle Tanker Segment [Member] | Growth Rate, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0250
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0200
Property, plant and equipment [member] | Navion Gothenburg [Member] | Level 3 of fair value hierarchy [member] | Shuttle Tanker Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	5.9
Property, plant and equipment [member] | Navion Gothenburg [Member] | Level 3 of fair value hierarchy [member] | Shuttle Tanker Segment [Member] | Discount rate, measurement input [member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	8.25
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	8.00
Property, plant and equipment [member] | Navion Gothenburg [Member] | Level 3 of fair value hierarchy [member] | Top of range [member] | Shuttle Tanker Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	6.7
Property, plant and equipment [member] | Navion Gothenburg [Member] | Level 3 of fair value hierarchy [member] | Bottom of range [member] | Shuttle Tanker Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	6.5
Property, plant and equipment [member] | Petrojarl Knarr [Member] | Level 3 of fair value hierarchy [member] | FPSO Segment [Member]
Additional Impairment Loss Recognized If Discount Rate Applied To Cash Flow Projections Were Changed By Five Percent	too_AdditionalImpairmentLossRecognizedIfDiscountRateAppliedToCashFlowProjectionsWereChangedByFivePercent	$ 15,400,000
Property, plant and equipment [member] | Petrojarl Knarr [Member] | Level 3 of fair value hierarchy [member] | FPSO Segment [Member] | Growth Rate, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0300
Property, plant and equipment [member] | Petrojarl Knarr [Member] | Level 3 of fair value hierarchy [member] | FPSO Segment [Member] | Discount rate, measurement input [member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	10.13
Property, plant and equipment [member] | Petrojarl Knarr [Member] | Level 3 of fair value hierarchy [member] | Top of range [member] | FPSO Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	15.4
Property, plant and equipment [member] | Petrojarl Knarr [Member] | Level 3 of fair value hierarchy [member] | Bottom of range [member] | FPSO Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	12.4
Property, plant and equipment [member] | ALP Forward [Member] | Level 3 of fair value hierarchy [member] | Towage Segment [Member]
Additional Impairment Loss Recognized If Discount Rate Applied To Cash Flow Projections Were Changed By Five Percent	too_AdditionalImpairmentLossRecognizedIfDiscountRateAppliedToCashFlowProjectionsWereChangedByFivePercent	$ 300,000
Property, plant and equipment [member] | ALP Forward [Member] | Level 3 of fair value hierarchy [member] | Towage Segment [Member] | Growth Rate, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0300
Property, plant and equipment [member] | ALP Forward [Member] | Level 3 of fair value hierarchy [member] | Towage Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	13
Property, plant and equipment [member] | ALP Forward [Member] | Level 3 of fair value hierarchy [member] | Towage Segment [Member] | Discount rate, measurement input [member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	10.50
Property, plant and equipment [member] | Piranema Spirit [Member] | Level 3 of fair value hierarchy [member] | FPSO Segment [Member]
Additional Impairment Loss Recognized If Discount Rate Applied To Cash Flow Projections Were Changed By Five Percent	too_AdditionalImpairmentLossRecognizedIfDiscountRateAppliedToCashFlowProjectionsWereChangedByFivePercent	$ 300,000
Property, plant and equipment [member] | Piranema Spirit [Member] | Level 3 of fair value hierarchy [member] | FPSO Segment [Member] | Discount rate, measurement input [member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	9.01
Property, plant and equipment [member] | Piranema Spirit [Member] | Level 3 of fair value hierarchy [member] | Top of range [member] | FPSO Segment [Member] | Growth Rate, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0300
Property, plant and equipment [member] | Piranema Spirit [Member] | Level 3 of fair value hierarchy [member] | Top of range [member] | FPSO Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	13.5
Property, plant and equipment [member] | Piranema Spirit [Member] | Level 3 of fair value hierarchy [member] | Bottom of range [member] | FPSO Segment [Member] | Growth Rate, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	0.0250
Property, plant and equipment [member] | Piranema Spirit [Member] | Level 3 of fair value hierarchy [member] | Bottom of range [member] | FPSO Segment [Member] | Projected Cash Flow Period, Measurement Input [Member]
Significant unobservable input, assets	ifrs-full_SignificantUnobservableInputAssets	1